Share capital - Schedule of reconciliation of the share capital (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 17, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance		$ 36,308,583	$ 36,277,477	$ 38,391,696
Shares issued		38,341,407	22,051,803	8,681,103
Share based payments		7,443,931	9,426,961	551,135
Share options exercised			59,562	12,082,930
Lucid acquisition		7,290,731
Warrants exercised				71,461
Ending balance		54,131,038	36,308,583	36,277,477
Class A share capital
Disclosure of classes of share capital [line items]
Beginning balance		$ 151,588	$ 151,588	$ 151,588
Beginning balance (shares)		72	72	72
Ending balance		$ 151,588	$ 151,588	$ 151,588
Ending balance (shares)		72	72	72
Class B share capital
Disclosure of classes of share capital [line items]
Beginning balance		$ 103,056,538	$ 73,586,337	$ 51,093,434
Beginning balance (shares)		19,161,620	7,905,727	6,843,780
Shares issued		$ 38,341,407	$ 22,242,975	$ 8,681,103
Shares issued (shares)		15,480,462	8,925,942	408,651
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc				$ 12,361,657
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares)				510,940
Share based payments	$ 3,576,875	$ 3,751,412	$ 6,663,479	$ 1,340,929
Share-based payments (shares)	1,349,764	1,462,558	2,307,569	130,189
Share options exercised			$ 563,747
Share options exercised (shares)			22,382
Share cancellation (shares)		(156,278)
Lucid acquisition		$ 7,023,732
Lucid acquisition (shares)		4,502,392
Warrants exercised				$ 109,214
Warrants exercised (shares)				12,167
Ending balance		$ 152,173,089	$ 103,056,538	$ 73,586,337
Ending balance (shares)		40,450,754	19,161,620	7,905,727
Warrants
Disclosure of classes of share capital [line items]
Beginning balance		$ 4,968,958	$ 4,321,989	$ 3,341,826
Beginning balance (shares)		6,749,109	467,451	546,212
Shares issued			$ 1,110,904	$ 0
Shares issued (shares)			6,335,758	0
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc				$ 1,420,407
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares)				67,598
Share based payments		$ 98,513
Share-based payments (shares)		100,000
Lucid acquisition		$ 70,563
Lucid acquisition (shares)		112,162
Warrants exercised				$ (37,753)
Warrants exercised (shares)				(12,167)
Warrants expired		$ (617)	$ (463,935)	$ (402,491)
Warrants expired (shares)		(4,476)	(54,100)	(134,192)
Ending balance		$ 5,137,417	$ 4,968,958	$ 4,321,989
Ending balance (shares)		6,956,795	6,749,109	467,451